Note 8 - Other Borrowings and Unused Lines of Credit (Detail) - Unused Lines of Credit (USD $)	Dec. 31, 2012	Dec. 31, 2011
Unused lines of credit	$ 311,703,791	$ 225,429,607
Secured Debt [Member]
Unused lines of credit	52,703,791	72,929,607
Unsecured Debt [Member]
Unused lines of credit	$ 259,000,000	$ 152,500,000